Consolidated Balance sheets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 554,132	$ 557,735
Accounts receivable, net	1,429,299	1,111,998
Deposits and prepayment	17,566	11,538
Prepayment – related party	169,834
Deferred costs	1,306,441
Contract assets	543,838	434,757
Total current assets	4,021,110	2,116,028
NON-CURRENT ASSETS
Property, plant, equipment, net	13,274	9,674
Right-of-use assets, operating lease	119,881	74,293
Deposits	320,513	320,513
Total non-current assets	453,668	404,480
TOTAL ASSETS	4,474,778	2,520,508
Current Liabilities
Other payables and accrued liabilities	1,096,016	13,043
Taxes payables	155,210	52,314
Operating lease liabilities - current	39,886	64,625
Total current liabilities	3,892,365	1,616,528
Non-current liabilities
Operating lease liabilities – non-current	80,237	4,837
Total non-current liabilities	80,237	4,837
TOTAL LIABILITIES	3,972,602	1,621,365
Commitments
EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 13,125,000 shares issued and outstanding as of September 30, 2022 and 2023	13,125	13,125
Subscription receivable	(13,125)	(13,125)
Additional paid-in capital	128,205	128,205
Retained earnings	373,971	770,938
Total shareholders’ equity	502,176	899,143
TOTAL LIABILITIES AND EQUITY	4,474,778	2,520,508
Related Party [Member]
CURRENT ASSETS
Prepayment – related party	169,834
Current Liabilities
Accounts payable		175,479
Nonrelated Party [Member]
Current Liabilities
Accounts payable	$ 2,601,253	$ 1,311,067